Leases - Schedule Maturity Operating Lease Payments (Details) (Allied Integral United Inc) - USD ($)	Apr. 03, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less current portion				$ 148,000
Non-current lease liabilities				4,000
Allied Integral United Inc [Member]
2021 - remainder of year		$ 2,955,950
2022		4,026,961	3,934,567
2023		4,121,550	4,026,961
2024		4,218,384	4,121,550
2025		4,310,799	4,218,384
2026		4,439,167	4,310,799
2027		4,537,167
Thereafter		40,267,540
Total minimum lease payments		68,877,518	69,830,429
Less: amounts representing interest		30,544,177	31,423,222
Present value of future minimum lease payments		38,333,341	38,407,207
Less current portion		944,038	790,126	641,584
Non-current lease liabilities		$ 37,389,303	$ 37,617,081	$ 38,413,645